Leases - Summary of Other Information Related to Leases (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	₨ 331	$ 4.5	₨ 342
Weighted average remaining operating lease term	30 years	30 years	31 years
Incremental borrowing rate	10.00%	10.00%	10.00%